Shareholders' Equity (Details 1)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	82.23%
Expected volatility, Minimum		78.77%
Expected volatility, Maximum		79.89%
Risk-free interest	2.49%
Risk-free interest, Minimum		1.21%
Risk-free interest, Maximum		2.02%
Expected life	6 years 3 months
Minimum [Member]
Class of Stock [Line Items]
Expected life		5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected life		6 years 3 months